Expense Example - FidelityWorldwideFund-AMCIZPRO - FidelityWorldwideFund-AMCIZPRO - Fidelity Worldwide Fund	Dec. 30, 2023 USD ($)
Fidelity Advisor Worldwide Fund - Class A
Expense Example:
1 year	$ 666
3 years	860
5 years	1,070
10 years	1,674
Fidelity Advisor Worldwide Fund - Class C
Expense Example:
1 year	274
3 years	539
5 years	928
10 years	1,818
Fidelity Advisor Worldwide Fund - Class M
Expense Example:
1 year	469
3 years	721
5 years	992
10 years	1,765
Fidelity Advisor Worldwide Fund - Class I
Expense Example:
1 year	69
3 years	218
5 years	379
10 years	847
Fidelity Advisor Worldwide Fund - Class Z
Expense Example:
1 year	56
3 years	176
5 years	307
10 years	$ 689